Stockholders' Equity (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended				81 Months Ended	129 Months Ended	132 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended		3 Months Ended		8 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2012	Mar. 31, 2013	Dec. 18, 2012 Stock Options [Member]	Mar. 31, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2012 Warrants [Member]	Oct. 31, 2012 Warrants [Member]	Mar. 31, 2013 Warrants [Member]	Dec. 31, 2012 2002 Stock Incentive Plan [Member]	Dec. 31, 2012 2011 Equity Incentive Compensation Plan [Member]	Mar. 31, 2013 Minimum [Member] Warrants [Member]	Oct. 31, 2012 Minimum [Member] Warrants [Member]	Mar. 31, 2013 Maximum [Member] Warrants [Member]	Oct. 31, 2012 Maximum [Member] Warrants [Member]	May 31, 2012 Private Placement [Member]	May 31, 2012 Private Placement [Member] Minimum [Member]	May 31, 2012 Private Placement [Member] Maximum [Member]
Stockholders' Equity [Abstract]
Common stock issued in lieu of cash for services (in Shares)	25,001
Common stock, shares authorized (in Shares)	100,000,000		100,000,000	100,000,000				100,000,000	100,000,000
Common stock, shares outstanding (in Shares)	24,786,833		24,761,832	24,582,632				24,761,832	24,786,833
Subsidiary Sale Of Stock [Line Items]
Private placement number of units offered (in Units)																								3,000,000	6,000,000
Common stock purchase warrant, term (in Duration)																							7 years
Price per share of warrants under private placement (in Dollars per Share)																								$ 1.00	$ 2.00
Units sold from private placement (in Units)																							4,018,047
Aggregate proceeds, net of debt issuance costs																							$ 3,820,318
Payments of stock issuance costs																							197,729
Preferred stock, shares authorized (in Shares)			10,000,000					10,000,000
Number of shares of common stock issued for each share of Series A-1, A-2, and B preferred shares (in Shares)			2.1633835
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Initial reservation pool provided under a stock incentive plan (in Shares)																	1,100,000	1,500,000
Increased reservation pool provided under a stock incentive plan (in Shares)																	2,120,000	1,728,472
Increased number of common shares under stock incentive plan resulting reverse merger and related conversion of shares (in Shares)																	4,586,373
Potential awards available under stock incentive plan added to approved stock incentive plan terminating earlier plan (in Shares)																	228,472
Number of Options, Granted (in Shares)											0	890,000	135,211					890,000
Remaining options available to be issued under the plan (in Shares)																		987,529
Shares authorized for issuance (in Shares)											987,529				250,000
Additional shares authorized (in Shares)										3,000,000								3,000,000
Aggregate intrinsic value of outstanding stock											2,549,625
Stock options exercisable, aggregate intrinsic value											2,539,939
Share-based compensation, total compensation cost not yet yecognized, stock options			299,263					299,263			270,102
Share-based compensation, total compensation cost not yet yecognized, period for recognition (in Duration)			2 years 11 months 16 days								2 years 9 months 7 days
Warrants, exercise price (in Dollars per Unit)														1.25					0.046	1.25	2.00	2.75
Term of award (in Duration)			6 years 11 months 1 day												2 years				2 years		7 years
Awards issued (in Shares)														62,500		12,042,018
Warrants, weighted average exercise price (in Dollars per Unit)																$ 1.40
Warrants, weighted average remaining life (in Duration)																5 years 2 months 12 days
Stock-based compensation	$ 25,438	$ 29,308	$ 160,237	$ 42,378	$ 83,298	$ 42,776	$ 103,112	$ 431,801	$ 457,239